Expense Example - Becker Equity Fund	Feb. 28, 2026 USD ($)
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,205
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,088